Changes in Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions	Jan. 01, 2018	Jan. 01, 2019
IFRS 16 [member] | Bottom of range [member] | Presentation and effect of adoptiont [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets		$ 55
Lease liabilities		55
IFRS 16 [member] | Top of range [member] | Presentation and effect of adoptiont [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right of use assets		65
Lease liabilities		$ 65
Equity securities [member] | IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reclassified impairment losses recognized	$ 46